222 North LaSalle Street Chicago, Illinois 60601 T: +1 312 609 7500 F: +1 312 609 5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES
Joseph M. Mannon Shareholder +1 312 609 7883 jmannon@vedderprice.com

July 15, 2016

VIA EDGAR Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	RMB Investors Trust (“Registrant”) File Nos. 002-17226 and 811-00994

To the Commission:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on July 1, 2016.

Very truly yours, /s/ Joseph M. Mannon Joseph M. Mannon Shareholder

Enclosures